Employee Benefits and Incentive Plans - Executive Management Rollover Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance	3,492,260	41,681	56,793
Option Available for Grant, Exercised
Balance	850,448	3,492,260	41,681
Balance	315,563	318,000	312,688
Number of options Exercised	738,507	124,288	9,800
Balance	2,870,413	315,563	318,000
Balance	$ 27.04	$ 24.00	$ 19.36
Weighted Average Exercise Price Exercised	$ 14.00	$ 16.40	$ 16.00
Balance	$ 27.44	$ 27.04	$ 24.00
Executive Management Rollover Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance	103	2	2
Option Available for Grant, Exercised
Option Available for Grant, Conversion and reclassification		101
Balance	103	103	2
Balance	1,619,834	35,916	36,932
Number of options Exercised	(1,332,256)	(2,372)	(1,016)
Number of options, Conversion and reclassification		1,586,290
Balance	287,578	1,619,834	35,916
Balance	$ 5.54	$ 266.72	$ 266.64
Weighted Average Exercise Price Exercised	$ 5.55	$ 256.64	$ 264.00
Weighted Average Exercise Price, Conversion and reclassification		$ (261.90)
Balance	$ 5.47	$ 5.54	$ 266.72